Critical accounting judgements, estimates and assumptions	6 Months Ended
Dec. 31, 2022
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Critical accounting judgements, estimates and assumptions
Note 2. Critical accounting judgements, estimates and assumptions
When preparing the half-year financial statements, management undertakes a number of judgements, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses. The actual results may differ from the judgements, estimates and assumptions made by management and will seldom equal the estimated results.
The judgments, estimates and assumptions applied in the
half-year
financial statements, including key sources of estimation uncertainty were the same as those applied in the Group’s last annual financial statements for the year ended 30 June 2022.